Shareholder Report	12 Months Ended	119 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Forum Funds II
Entity Central Index Key	0001576367
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000142990
Shareholder Report [Line Items]
Fund Name	Acuitas US Microcap Fund
Class Name	Institutional
Trading Symbol	AFMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://acuitasfunds.com/invest-with-us/ . You can also request this information by contacting us at (844) 805-5628.

Additional Information Phone Number	(844) 805-5628
Additional Information Website	https://acuitasfunds.com/invest-with-us/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$155	1.50%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund returned +6.63% over the last year, outperforming the Russell Microcap Index’s return of +5.96% by 67 basis points. Strong stock selection across our subadvisers drove the Fund’s excess returns, with stock picks in financials, technology, consumer discretionary, and basic materials adding the most value relative to the benchmark.

We are proud that the Fund has consistently outperformed the benchmark over various time horizons, including the 1-, 3-, and 5- year periods. Additionally, since the Fund’s inception on 7/18/14, the Fund has returned an annualized 7.80% net of fees, outperforming the benchmark’s 6.02% return by an annualized 178 basis points.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Shares	Russell Microcap® Index	Russell 3000 Index
07/18/14	$10,000	$10,000	$10,000
09/30/14	$9,520	$9,581	$9,963
12/31/14	$10,470	$10,653	$10,485
03/31/15	$11,000	$10,988	$10,674
06/30/15	$11,270	$11,295	$10,688
09/30/15	$10,320	$9,739	$9,914
12/31/15	$10,727	$10,103	$10,535
03/31/16	$10,311	$9,555	$10,637
06/30/16	$10,789	$9,933	$10,917
09/30/16	$11,693	$11,051	$11,397
12/31/16	$13,039	$12,161	$11,877
03/31/17	$12,808	$12,207	$12,559
06/30/17	$13,186	$12,676	$12,938
09/30/17	$14,161	$13,519	$13,529
12/31/17	$14,376	$13,763	$14,386
03/31/18	$14,224	$13,856	$14,294
06/30/18	$15,397	$15,237	$14,849
09/30/18	$15,864	$15,364	$15,907
12/31/18	$12,523	$11,962	$13,632
03/31/19	$14,170	$13,529	$15,547
06/30/19	$13,907	$13,654	$16,183
09/30/19	$13,589	$12,910	$16,371
12/31/19	$15,264	$14,645	$17,861
03/31/20	$9,613	$9,961	$14,128
06/30/20	$12,134	$13,003	$17,240
09/30/20	$12,937	$13,483	$18,827
12/31/20	$17,411	$17,715	$21,592
03/31/21	$21,746	$21,947	$22,962
06/30/21	$23,201	$22,856	$24,854
09/30/21	$22,009	$21,718	$24,829
12/31/21	$22,511	$21,141	$27,132
03/31/22	$20,614	$19,535	$25,700
06/30/22	$17,361	$15,831	$21,408
09/30/22	$17,166	$15,755	$20,452
12/31/22	$18,199	$16,499	$21,921
03/31/23	$18,871	$16,033	$23,495
06/30/23	$19,799	$16,882	$25,465
09/30/23	$18,999	$15,542	$24,637
12/31/23	$21,368	$18,039	$27,611
03/31/24	$22,649	$18,884	$30,377
06/30/24	$21,112	$17,887	$31,354

Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 07/18/14
Institutional Shares	6.63%	8.71%	7.80%
Russell Microcap® Index	5.96%	5.55%	6.02%
Russell 3000 Index	23.13%	14.14%	12.17%

Performance Inception Date		Jul. 18, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 12, 2024, the Fund changed its primary benchmark index from the Russell Microcap® Index to the Russell 3000® Index due to regulatory requirements. The Fund retained the Russell Microcap® Index as a secondary benchmark because the Russell Microcap® Index more closely aligns with the Fund’s investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell Microcap® Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 82,567,532	$ 82,567,532
Holdings Count | Holding	234	234
Advisory Fees Paid, Amount	$ 565,156
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$82,567,532
# of Portfolio Holdings	234
Portfolio Turnover Rate	64%
Investment Advisory Fees (Net of fees waived)	$565,156

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Industrials	23.2%
Health Care	20.2%
Technology	15.7%
Financials	13.2%
Consumer Discretionary	11.4%
Energy	6.5%
Utilities	2.6%
Basic Materials	2.5%
Real Estate	2.4%
Consumer Staples	1.9%
Telecommunications	0.4%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)*

Columbus McKinnon Corp.	1.72%
Photronics, Inc.	1.54%
Select Water Solutions, Inc., Class A	1.53%
BioLife Solutions, Inc.	1.52%
Magnite, Inc.	1.46%
Interface, Inc.	1.43%
Ducommun, Inc.	1.26%
Customers Bancorp, Inc.	1.21%
Civitas Resources, Inc.	1.17%
Barrett Business Services, Inc.	1.13%

* excluding cash equivalents

Updated Prospectus Web Address	https://acuitasfunds.com/invest-with-us/